Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash at bank and in hand, subject to restrictions	$ 147.3	$ 148.2